Segment Information (Schedule of Selected Information by Segment in the Statement of Operations) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales	¥ 8,692,672	¥ 7,417,980	¥ 7,765,507
Segment profit (loss)	305,254	190,453	72,873
Interest income	11,593	12,348	23,477
Dividends received	6,323	6,746	11,486
Other income	59,050	47,896	52,709
Interest expense	(27,524)	(25,718)	(19,386)
Other deductions	(175,889)	(261,040)	(523,793)
Income (loss) before income taxes	178,807	(29,315)	(382,634)
Eliminations [Member]
Sales	(1,308,169)	(1,176,316)	(1,156,676)
Digital AVC Networks [Member]
Sales	3,303,974	3,409,501	3,748,957
Segment profit (loss)	114,956	87,289	3,176
Digital AVC Networks [Member] | Customers [Member]
Sales	3,243,773	3,360,278	3,701,996
Digital AVC Networks [Member] | Intersegment [Member]
Sales	60,201	49,223	46,961
Home Appliances [Member]
Sales	1,275,918	1,204,199	1,290,309
Segment profit (loss)	92,318	66,074	46,808
Home Appliances [Member] | Customers [Member]
Sales	1,071,844	1,005,756	1,066,028
Home Appliances [Member] | Intersegment [Member]
Sales	204,074	198,443	224,281
PEW and PanaHome [Member]
Sales	1,735,014	1,632,113	1,766,262
Segment profit (loss)	72,975	34,742	40,081
PEW and PanaHome [Member] | Customers [Member]
Sales	1,676,304	1,573,393	1,717,168
PEW and PanaHome [Member] | Intersegment [Member]
Sales	58,710	58,720	49,094
Components and Devices [Member]
Sales	926,313	931,488	1,044,917
Segment profit (loss)	32,974	36,535	9,318
Components and Devices [Member] | Customers [Member]
Sales	613,028	643,093	723,691
Components and Devices [Member] | Intersegment [Member]
Sales	313,285	288,395	321,226
SANYO [Member]
Sales	1,561,918	404,841
Segment profit (loss)	(8,033)	(730)
SANYO [Member] | Customers [Member]
Sales	1,528,881	399,888
SANYO [Member] | Intersegment [Member]
Sales	33,037	4,953
Other [Member]
Sales	1,197,704	1,012,154	1,071,738
Segment profit (loss)	52,958	19,727	23,927
Other [Member] | Customers [Member]
Sales	558,842	435,572	556,624
Other [Member] | Intersegment [Member]
Sales	638,862	576,582	515,114
Corporate and Eliminations [Member]
Segment profit (loss)	¥ (52,894)	¥ (53,184)	¥ (50,437)